Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”: Portfolio Manager Michael A. Johnson, Portfolio Manager. He has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text for the S&P 500 Value Index and S&P 500 Growth Index Funds under the heading Investment Advisor:

Michael A. Johnson, Portfolio Manager. He has been with Vanguard since 1999; has worked in investment management since 2007; has managed investment portfolios since 2010; and has managed the S&P 500 Value Index and S&P 500 Growth Index Funds since 2013. Education: B.S.B.A., Shippensburg University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1840 022013

Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”: Portfolio Manager Christine D. Franquin, Principal of Vanguard. She has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text for the S&P Mid-Cap 400 Index Funds under the heading Investment Advisor:

Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has managed the S&P Mid-Cap 400 Index, S&P Mid-Cap 400 Value Index, and S&P Mid-Cap 400 Growth Index Funds since 2013. Education: B.A., Universitaire Faculteiten Sint-Ignatius Antwerpen, Belgium; J.D., University of Liege, Belgium; M.S., Clark University.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1842 022013

Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”: Portfolio Manager Andrew H. Maack, CFA, Portfolio Manager. He has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text for the S&P Small-Cap 600 Index Funds under the heading Investment Advisor:

Andrew H. Maack, CFA, Portfolio Manager. He has been with Vanguard since 2002; has worked in investment management since 2004; has managed investment portfolios since 2009; and has managed the S&P Small-Cap 600 Index, S&P Small-Cap 600 Value Index, and S&P Small-Cap 600 Growth Index Funds since 2013. Education: B.S., Indiana University of Pennsylvania.

CFA® is a trademark owned by CFA Institute.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1845 022013